BARRETT OPPORTUNITY FUND, INC.

Supplement Dated January 19, 2011 to the

Prospectus and Statement of Additional Information

Dated December 31, 2010

The following supersedes certain information in the Fund’s Prospectus:

The reference to Class O which appears on the front cover of the Fund’s prospectus is hereby removed. The Ticker symbol for the fund remains SAOPX.

The following supersedes certain information in the Fund’s Statement of Additional Information:

The reference to Class O which appears on the front cover of the Fund’s Statement of Additional Information is hereby removed. The Ticker symbol for the fund remains SAOPX.

BARX013174